Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Line Items]
Current income tax expense	$ (38,259)	$ 0
Payment for income tax installments	$ 34,100
Percentage of estimated taxes due by year end	90.00%
Deferred income tax expense recognized	$ 23,000	0
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	2,000	2,000
Canada [Member]
Disclosure of income tax [Line Items]
Tax losses	$ 81,800	80,000
Ghana [Member]
Disclosure of income tax [Line Items]
Tax losses		$ 7,000